Risk management - Schedule of evolution projection based on main macroeconomic indicators, by entity (Details)	12 Months Ended
Dec. 31, 2024
Santander UK plc
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Santander UK plc | Pessimistic scenario 2
Disclosure of credit risk exposure [line items]
Interest rate	2.50%
Unemployment rate	7.40%
Housing price change	(3.00%)
GDP growth	0.50%
Santander UK plc | Pessimistic scenario 1
Disclosure of credit risk exposure [line items]
Interest rate	3.50%
Unemployment rate	5.40%
Housing price change	0.10%
GDP growth	0.60%
Santander UK plc | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.50%
Unemployment rate	4.20%
Housing price change	3.10%
GDP growth	1.40%
Santander UK plc | Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.10%
Unemployment rate	4.10%
Housing price change	4.60%
GDP growth	2.40%
Spain
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Spain | Pessimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	3.30%
Unemployment rate	12.50%
Housing price change	(0.70%)
GDP growth	0.30%
Spain | Base scenario
Disclosure of credit risk exposure [line items]
Interest rate	2.70%
Unemployment rate	10.10%
Housing price change	2.90%
GDP growth	1.70%
Spain | Optimistic scenario
Disclosure of credit risk exposure [line items]
Interest rate	2.50%
Unemployment rate	8.90%
Housing price change	4.10%
GDP growth	2.80%
US | Santander Bank, National Association | North America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
US | Santander Bank, National Association | Pessimistic scenario 2 | North America
Disclosure of credit risk exposure [line items]
Interest rate	1.90%
Unemployment rate	6.30%
Housing price change	(0.10%)
GDP growth	1.70%
Manheim growth	(1.20%)
US | Santander Bank, National Association | Pessimistic scenario 1 | North America
Disclosure of credit risk exposure [line items]
Interest rate	2.70%
Unemployment rate	4.80%
Housing price change	0.40%
GDP growth	2.00%
Manheim growth	(0.50%)
US | Santander Bank, National Association | Base scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.40%
Unemployment rate	4.20%
Housing price change	1.10%
GDP growth	2.00%
Manheim growth	(0.30%)
US | Santander Bank, National Association | Optimistic scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.20%
Unemployment rate	3.30%
Housing price change	1.90%
GDP growth	2.60%
Manheim growth	0.20%
US | Santander Consumer USA Holdings Inc. | North America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
US | Santander Consumer USA Holdings Inc. | Pessimistic scenario 2 | North America
Disclosure of credit risk exposure [line items]
Interest rate	1.90%
Unemployment rate	6.30%
Housing price change	(0.10%)
GDP growth	1.70%
Manheim index	(1.20%)
US | Santander Consumer USA Holdings Inc. | Pessimistic scenario 1 | North America
Disclosure of credit risk exposure [line items]
Interest rate	2.70%
Unemployment rate	4.80%
Housing price change	0.40%
GDP growth	2.00%
Manheim index	(0.50%)
US | Santander Consumer USA Holdings Inc. | Base scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.40%
Unemployment rate	4.20%
Housing price change	1.10%
GDP growth	2.00%
Manheim index	(0.30%)
US | Santander Consumer USA Holdings Inc. | Optimistic scenario | North America
Disclosure of credit risk exposure [line items]
Interest rate	3.20%
Unemployment rate	3.30%
Housing price change	1.90%
GDP growth	2.60%
Manheim index	0.20%
Brazil | South America
Disclosure of credit risk exposure [line items]
Evolution projection period	5 years
Brazil | Banco Santander (Brasil) S.A. | Pessimistic scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	10.30%
Unemployment rate	9.40%
Housing price change	(0.10%)
GDP growth	0.30%
Burden income	25.60%
Brazil | Banco Santander (Brasil) S.A. | Base scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	9.40%
Unemployment rate	7.40%
Housing price change	3.40%
GDP growth	1.90%
Burden income	23.90%
Brazil | Banco Santander (Brasil) S.A. | Optimistic scenario | South America
Disclosure of credit risk exposure [line items]
Interest rate	7.10%
Unemployment rate	5.70%
Housing price change	6.80%
GDP growth	3.20%
Burden income	21.50%